GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 69,885	$ 73,517
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	37,076	37,170
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	18,204	21,093
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	10,977	10,771
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 3,628	$ 4,483